Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of supplemental cash flow information
	Years ended December 31,
	2018	2017
Increase (decrease) in cash related to:
Deferred acquisition costs capitalized in mineral properties	$-	$65
Deferred financing costs reclassified to share issue costs	10	-
Mineral property acquisition costs included in accounts payable	6	-